LONG-TERM DEBT	3 Months Ended
Mar. 31, 2014
LONG-TERM DEBT
LONG-TERM DEBT

9.     LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated one of its two unsecured revolving bank credit facilities (the "Credit Facility") and terminated its other unsecured revolving bank credit facility, increasing the amount available from an aggregate $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and amending pricing terms.

  At March 31, 2014, the Credit Facility was drawn down by $120.0 million (December 31, 2013 — $200.0 million). Amounts drawn down, together with outstanding letters of credit under the Credit Facility, resulted in Credit Facility availability of $1,078.9 million at March 31, 2014.

  2012 Notes

  On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the "2012 Notes") which, on issuance, had a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following table sets out details of the individual series of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a $600.0 million private placement of guaranteed senior unsecured notes (the "2010 Notes") which, on issuance, had a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following table sets out details of the individual series of the 2010 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	4/7/2017
Series B	360,000	6.67%	4/7/2020
Series C	125,000	6.77%	4/7/2022

	$600,000

  Covenants

  Payment and performance of Agnico Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained in the Credit Facility, 2012 Notes and 2010 Notes as at March 31, 2014.

  Interest on long-term debt

  Total long-term debt interest costs incurred during the first quarter of 2014 were $13.2 million (first quarter of 2013 — $12.3 million).

  Total interest costs capitalized to property, plant and mine development for the first quarter of 2014 were $0.2 million (first quarter of 2013 — $1.1 million).

  During the first quarter of 2014, cash interest paid on the Credit Facility was $1.1 million (first quarter of 2013 — nil), cash standby fees paid on the Credit Facility were $1.4 million (first quarter of 2013 — $1.2 million) and cash interest paid on the 2010 Notes and 2012 Notes was $4.9 million (first quarter of 2013 — $4.9 million).